UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04244

SOUND SHORE FUND, INC.

(Exact name of registrant as specified in charter)

3435 Stelzer Road

Columbus, OH 43219

(Address of principal executive offices) (Zip Code)

T. Gibbs Kane, Jr., President

8 Sound Shore Drive

Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 551-1980

Date of fiscal year end: December 31, 2010

Date of reporting period: July 1, 2010 – September 30, 2010

Item 1.	Schedule of Investments.

SOUND SHORE FUND, INC.

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2010 (Unaudited)

	Share Amount	Market Value
Common Stocks (97.9%)
Consumer Discretionary (7.9%)
Apollo Group, Inc., Class A†	1,017,100	$52,228,085
Comcast Corp., Class A	2,711,700	49,027,536
International Game Technology	2,856,000	41,269,200

		142,524,821

Consumer Staples (8.3%)
Bunge, Ltd.	644,000	38,099,040
The Coca-Cola Co.	945,900	55,354,068
Wal-Mart Stores, Inc.	1,041,600	55,746,432

		149,199,540

Diversified Financials (18.8%)
Bank of America Corp.	4,199,200	55,051,512
Citigroup, Inc.†	14,727,300	57,436,470
Credit Suisse Group AG ADR	921,800	39,231,808
Invesco, Ltd.	2,487,100	52,801,133
Morgan Stanley	1,681,600	41,501,888
State Street Corp.	1,265,900	47,673,794
The Charles Schwab Corp.	3,241,600	45,058,240

		338,754,845

Energy (19.4%)
Baker Hughes, Inc.	1,123,800	47,873,880
ConocoPhillips	813,700	46,730,791
Devon Energy Corp.	887,800	57,476,172
El Paso Corp.	2,352,000	29,117,760
EQT Corp.	1,186,400	42,781,584
Marathon Oil Corp.	1,538,300	50,917,730
Sunoco, Inc.	1,230,000	44,895,000
Valero Energy Corp.	1,740,500	30,476,155

		350,269,072

Health Care (2.5%)
Baxter International, Inc.	954,900	45,558,279

Industrials (2.6%)
Southwest Airlines Co.	3,520,400	46,011,628

Materials (1.5%)
Newmont Mining Corp.	427,000	26,819,870

Pharmaceuticals (11.2%)
Abbott Laboratories	1,100,300	57,479,672
Genzyme Corp.†	508,100	35,968,399
Novartis AG ADR	767,800	44,279,026
Pfizer, Inc.	3,719,900	63,870,683

		201,597,780

Technology (19.0%)
Applied Materials, Inc.	4,278,400	49,971,712
eBay, Inc.†	1,322,900	32,278,760
Flextronics International, Ltd.†	8,226,400	49,687,456
Microsoft Corp.	2,486,500	60,894,385
Symantec Corp.†	3,508,200	53,219,394
Texas Instruments, Inc.	1,814,400	49,242,816
Visa, Inc., Class A	631,400	46,887,764

		342,182,287

See Notes to Schedule of Investments.

SOUND SHORE FUND, INC.

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2010 (Unaudited)

	Share Amount	Market Value
Utilities (6.7%)
AES Corp.†	5,493,700	$62,353,495
Exelon Corp.	1,349,100	57,444,678

		119,798,173

Total Common Stocks (cost $1,616,698,101)		$1,762,716,295

Short -Term Investments (2.9%)
Money Market Fund (2.9%)
Western Asset/Institutional U.S. Treasury Reserves, 0.02% (cost $52,915,368) (a)	52,915,368	$52,915,368

Total Investments (100.8%) (cost $ 1,669,613,469) *		$1,815,631,663

Liabilities less Other Assets (-0.8%)		(14,762,993)

Net Assets (100.0%)		$1,800,868,670

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2010.
†	Non-income producing security

ADR American Depositary Receipt

*	Cost for Federal income tax purposes is $1,676,723,434 and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$195,719,290
Gross Unrealized Depreciation	(56,811,061)

Net Unrealized Appreciation (Depreciation)	$138,908,229

See Notes to Schedule of Investments.

Notes to the Schedule of Investments

September 30, 2010 (Unaudited)

1. Organization

Sound Shore Fund, Inc. (the “Fund”) was incorporated under the laws of the State of Maryland on February 19, 1985 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “Act”), as amended. The investment objective of the Fund is growth of capital.

2. Significant Accounting Policies

This Schedule of Investments is prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

The following represent significant accounting policies of the Fund:

a) Security Valuation

Exchange traded securities (including those traded on the National Association of Securities Dealers’ Automated Quotation system) are valued at the last quoted sale price, as provided by independent pricing services as of the close of trading on the system or exchange on which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which over-the-counter market quotations are readily available are generally valued at the mean between the current bid and asked prices provided by independent pricing services. Fixed income securities may be valued at prices supplied by the Fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Investments in other open-end regulated investment companies are valued at net asset value (“NAV”). Money market instruments that mature in sixty days or less may be valued at amortized cost.

The Fund values securities at fair value pursuant to procedures adopted by the Board of Directors if market quotations are not readily available (including a short and temporary lapse in the provision of a price by the regular pricing source) or, if in the judgment of the Adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following, (i) only a bid price or an asked price is available, (ii) the spread between the bid price and the asked price is substantial, (iii) the frequency of sales, (iv) the thinness of the market, (v) the size of reported trades, and (vi) actions of the securities markets, such as the suspension or limitation of trading. Fair valuation is based on subjective factors and, as a result, the fair value price of an asset may differ from the asset’s market price and may not be the price at which the asset may be sold. Fair value estimates are based on judgments regarding the current economic environment, financial reports, credit, collateral and other such factors. Fair valuation could result in a NAV different from one determined by using market quotes.

Valuation inputs used to determine the value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets

•	Level 2 – other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010:

Valuation Inputs	Level 1	Level 2	Level 3	Total Investments in Securities
Common Stocks	$1,762,716,295	$—	$—	$1,762,716,295
Short-Term Investments	52,915,368	—	—	52,915,368

Total Investments	$1,815,631,663	$—	$—	$1,815,631,663

At September 30, 2010, all equity securities and open-end mutual funds were included in Level 1 in the table above. Please refer to the Schedule of Investments to view equity securities categorized by industry type.

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update 2010-06 (“update”) to ASC 820-10, “Fair Value Measurements and Disclosures.” The update requires the disclosure of valuation techniques and inputs used to measure fair value, on both a recurring and nonrecurring basis, for Level 2 and Level 3 investments. In addition, significant transfers of securities to and from each level must be disclosed on a gross basis along with the reasons for the transfers. ASC 820 requires the disclosure of a reconciliation of the fair value of Level 3 investments from the prior reporting period to the current reporting period (Level 3 rollforward). The reconciliation includes realized and unrealized gains and losses, transfers to and from Level 3, and purchases and sales. The update also requires disclosure of Level 3 gross purchases and sales. The update is effective for interim and annual reporting periods beginning after December 15, 2009, except that disclosure of gross purchases and sales in the Level 3 rollforward is effective for interim and annual periods beginning after December 15, 2010. The Fund’s policy is to disclose significant transfers between Levels based on valuations at the end of the reporting period. There were no significant transfers between Level 1, 2, or 3 as of September 30, 2010, based on the valuation input levels on June 30, 2010.

b) Security Transactions

Security transactions are recorded on a trade date basis.

3. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date of this filing and there are no subsequent events to report.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”) based on their evaluation of the registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Sound Shore Fund, Inc.

By (Signature and Title)	/s/ T. GIBBS KANE, JR.
T. Gibbs Kane, Jr., President

Date: November 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ T. GIBBS KANE, JR.
T. Gibbs Kane, Jr., President

Date: November 16, 2010

By (Signature and Title)	/s/ CHARLES S. TODD
Charles S. Todd, Treasurer

Date: November 16, 2010